Convertible Notes Payable	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Convertible Notes Payable [Abstract]
Convertible Notes Payable

Note 7. Convertible Notes Payable

Convertible notes payable consists of the following as of October 31, 2015 and January 31, 2015:

	October 31, 2015	January 31, 2015
Convertible note, dated July 31, 2013, bearing interest at 10% per annum, maturing on July 31, 2015 and convertible into shares of common stock at $0.05 per share	—	6,317
Convertible note, dated October 31, 2013, bearing interest at 10% per annum, maturing on October 31, 2015 and convertible into shares of common stock at $0.05 per share	—	—
Convertible note, dated April 30, 2014, bearing interest at 10% per annum, maturing on April 30, 2016 and convertible into shares of common stock at $0.05 per share	—	77,076
Convertible note, dated October 31, 2014, bearing interest at 10% per annum, maturing on October 31, 2016 and convertible into shares of common stock at $0.05 per share	—	223,506
Convertible note, dated January 31, 2015, bearing interest at 10% per annum, maturing on January 31, 2017 and convertible into shares of common stock at $0.02 per share	—	97,040
Convertible note, dated April 30, 2015, bearing interest at 10% per annum, maturing on April 30, 2017 and convertible into shares of common stock at $0.02 per share	73,654	—
Convertible note, dated July 31, 2015, bearing interest at 10% per annum, maturing on July 31, 2017 and convertible into shares of common stock at $0.01 per share.	73,940	—
Convertible note, dated October 31, 2015, bearing interest at 10% per annum, maturing on October 31, 2018 and convertible into shares of common stock at $0.50 per share.	260,089	—
Total convertible notes payable	$407,683	$403,939

Less: current portion of convertible notes payable	—	(6,317)
Less: discount on noncurrent convertible notes payable	(401,001)	(351,646)
Convertible notes payable, net of discount	$6,682	$45,976

Advances Refinanced into Convertible Promissory Notes

During the nine months ended October 31, 2015, we have signed Convertible Promissory Notes that refinance non-interest bearing advances into convertible notes payable. The Convertible Promissory Notes bear interest at 10% per annum and are payable at maturity along with accrued interest. The Convertible Promissory Notes and unpaid accrued interest are convertible into common stock at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note
April 30, 2015	April 30, 2017	10%	$0.02	$73,654
July 31, 2015	July 31, 2017	10%	$0.01	73,940
October 31, 2015	October 31, 2018	10%	$0.50	260,089
Total				$407,683

We evaluated the application of ASC 470-50-40/55, Debtor’s Accounting for a Modification or Exchange of Debt Instrument as it applies to the note listed above and concluded that the revised terms constituted a debt extinguishment due to the addition of the conversion feature. No gain or loss on the extinguishment was required to be recognized since the carrying amount of the existing debt approximated its fair value.

We evaluated the terms of the new note in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. We determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. We then evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, we recognized beneficial conversion features of $73,654; $74,940 and $260,089 on April 30, 2015; July 31, 2015 and October 31, 2015, respectively. We recorded the beneficial conversion features as an increase in additional paid-in capital and a discount to the Convertible Notes Payable. Discounts to the Convertible Notes Payable are amortized to interest expense over the life of the respective notes. During the nine months ended October 31, 2015 and 2014, we recorded amortization of discounts on convertible notes payable and recognized interest expense of $358,328 and $737,365, respectively.

Conversions to Common Stock

During nine months ended October 31, 2015, the holders of our convertible promissory notes converted $421,374 of principal and accrued interest into 253,185 shares of our common stock. See Note 8. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement which provided for conversion.

Note 6. Convertibles Notes Payable

Convertible Notes Payable consists of the following as of January 31, 2015 and January 31, 2014:

	January 31, 2015	January 31, 2014
Convertible note payable, dated February 28, 2013, bearing interest at 10% per annum, matures on February 28, 2015 and convertible into shares of common stock at $0.01 per share	$—	$67,229
Convertible note payable, dated July 31, 2013, bearing interest at 10% per annum, matures on July 31, 2015 and convertible into shares of common stock at $0.05 per share	6,317	338,815
Convertible note payable, dated October 31, 2013, bearing interest at 10% per annum, matures on October 31, 2015 and convertible into shares of common stock at $0.05 per share	—	475,888
Convertible note payable, dated April 30, 2014, bearing interest at 10% per annum, matures on April 30, 2016 and convertible into shares of common stock at $0.05 per share	77,076	—
Convertible note payable, dated October 31, 2014, bearing interest at 10% per annum, matures on October 31, 2016 and convertible into shares of common stock at $0.05 per share	223,506	—
Convertible note payable, dated January 31, 2015, bearing interest at 10% per annum, matures on January 31, 2017 and convertible into shares of common stock at $0.03 per share	97,040	—
Total convertible notes payable	$403,939	$$881,932

Less: current portion of convertible notes payable	(6,317)	—
Less: discount on noncurrent convertible notes payable	(351,646)	(704,046)
Convertible notes payable, net of discount	$45,976	$177,886

Advances Refinanced into Convertible Promissory Notes

During the year ended January 31, 2015, the Company signed Convertible Promissory Notes that refinance non-interest bearing advances into convertible notes payable. The Convertible Promissory Notes bear interest at 10% per annum and are payable along with accrued interest. The Convertible Promissory Note and unpaid accrued interest are convertible into common stock at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note	Beneficial Conversion Discount
April 30, 2014	April 30, 2016	10%	$0.05	$395,662	$395,662
October 31, 2014	October 31, 2016	10%	0.05	223,506	223,506
January 31, 2015	January 31, 2017	10%	0.03	97,040	97,040
Total				$716,208	$716,208

During the year ended January 31, 2014, the Company signed Convertible Promissory Notes that refinance non-interest bearing advances into convertible notes payable. The Convertible Promissory Notes bear interest at 10% per annum and are payable along with accrued interest on the maturity date. The Convertible Promissory Note and unpaid accrued interest are convertible into common stock at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate Per Share	Amount of Note
February 28, 2013	February 28, 2015	10%	$0.01	$104,650
July 31, 2013	July 31, 2015	10%	$0.05	$338,815
October 31, 2013	October 31, 2015	10%	$0.05	$475,888

The Company evaluated the application of ASC 470-50-40/55, Debtor's Accounting for a Modification or Exchange of Debt Instrument as it applies to the note listed above and concluded that the revised terms constituted a debt modification rather than a debt extinguishment because the present value of the cash flow under the terms of the new instrument was less than 10% from the present value of the remaining cash flows under the terms of the original note. No gain or loss on the modifications was required to be recognized.

The Company evaluated the terms of the new note in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity's Own Stock and determined that the underlying common stock is indexed to the Company's common stock. The Company determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. The Company evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, the Company recognized beneficial conversion features as show in the table above. The beneficial conversion features were recorded as an increase in additional paid-in capital and a discount to the Convertible Notes Payable. Discounts to the Convertible Notes Payable are amortized to interest expense over the life of the note.

Conversions to Common Stock during the year ended January 31, 2015

During the year ended January 31, 2015, the holders of the Convertible Note Payable dated February 28, 2013 elected to convert principal and accrued interest in the amounts show below into share of common stock at a rate of $0.01 per share. On the conversion date, the unamortized discount related to the principal amount converted was immediately amortized to interest expense. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement that provided for conversion.

Date	Amount Converted	Number of Shares Issued	Unamortized Discount
February 7, 2014	$6,000	600,000	$3,061
February 11, 2014	7,000	700,000	3,533
March 3, 2014	9,000	900,000	4,069
March 18, 2014	8,000	800,000	3,796
March 25, 2014	8,000	800,000	3,380
April 15, 2014	8,000	800,000	3,208
April 15, 2014	8,000	800,000	2,341
May 7, 2014	8,000	800,000	1,964
May 14, 2014	6,329	632,946	—
Total	$68,329	6,832,946	$25,352

During the year ended January 31, 2015, the holders of the Convertible Note Payable dated July 31, 2013 elected to convert principal and accrued interest in the amounts show below into share of common stock at a rate of $0.05 per share. On the conversion date, the unamortized discount related to the principal amount converted was immediately amortized to interest expense. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement that provided for conversion.

Date	Amount Converted	Number of Shares Issued	Unamortized Discount
May 7, 2014	$5,000	100,000	$—
May 21, 2014	20,000	400,000	—
June 12, 2014	50,000	1,000,000	25,899
June 17, 2014	20,000	400,000	10,960
July 7, 2014	50,000	1,000,000	25,476
July 11, 2014	50,000	1,000,000	25,724
July 24, 2014	50,000	1,000,000	23,828
August 4, 2014	60,000	1,200,000	26,356
August 5, 2014	60,000	1,200,000	26,096
Total	$365,000	7,300,000	$164,339

During the year ended January 31, 2015, the holders of the Convertible Note Payable dated October 31, 2013 elected to convert principal and accrued interest in the amounts show below into share of common stock at a rate of $0.05 per share. On the conversion date, the unamortized discount related to the principal amount converted was immediately amortized to interest expense. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement that provided for conversion.

Date	Amount Converted	Number of Shares Issued	Unamortized Discount
August 8, 2014	$65,000	1,300,000	$17,445
August 22, 2014	65,000	1,300,000	37,633
September 24, 2014	70,000	1,400,000	35,837
October 2, 2014	70,000	1,400,000	36,195
October 10, 2014	25,000	500,000	12,259
October 22, 2014	70,000	1,400,000	32,301
November 6, 2014	85,000	1,700,000	34,010
December 15, 2014	71,080	1,421,593	2,928
Total	$521,080	10,421,593	$208,608

During the year ended January 31, 2015, the holders of the Convertible Note Payable dated April 30, 2014 elected to convert principal and accrued interest in the amounts show below into share of common stock at a rate of $0.05 per share. On the conversion date, the unamortized discount related to the principal amount converted was immediately amortized to interest expense. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement that provided for conversion.

Date	Amount Converted	Number of Shares Issued	Unamortized Discount
November 26, 2014	$90,000	1,800,000	$47,920
December 3, 2014	50,000	1,000,000	34,618
January 5, 2015	100,000	2,000,000	62,110
January 15, 2015	105,000	2,100,000	63,472
Total	$345,000	6,900,000	$208,120

Conversions to Common Stock during the year ended January 31, 2014

During the year ended January 31, 2014, the holders of the Convertible Note Payable dated February 1, 2012 elected to convert principal and accrued interest in the amounts shown below into shares of common stock at a rate of $0.01 per share. On the conversion date, the unamortized discount related to the principal amount was immediately amortized to interest expense. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement.

Date	Amount Converted	Number of Shares of Common Stock Issued	Unamortized Discount
February 6, 2013	$4,900	490,000	$3,920
March 12, 2013	4,900	490,000	3,803
March 20, 2013	5,900	590,000	4,503
April 15, 2013	6,500	650,000	4,821
May 3, 2013	3,250	325,000	2,281
May 17, 2013	3,700	370,000	2,580
May 22, 2013	3,700	370,000	2,494
June 13, 2013	3,700	370,000	2,407
June 14, 2013	4,000	400,000	2,489
June 24, 2013	4,000	400,000	2,477
August 1, 2013	4,000	400,000	1,312
August 13, 2013	4,520	452,000	—
Total	$53,070	5,307,000	$33,088

During the year ended January 31, 2014, the holder of the Convertible Not Payable dated February 28, 2013 elected to convert principal and accrued interest in the amounts shown below into shares of common stock at a rate of $0.01 per share. On the conversion date, the unamortized discount related to the principal amount was immediately amortized to interest expense.  No gain or loss was recognized on the conversions as they occurred within the terms of the agreement.

Date	Amount Converted	Number of Shares of Common Stock Issued	Unamortized Discount
August 13, 2013	$3,480	348,000	$—
September 17, 2013	4,000	400,000	—
October 1, 2013	4,000	400,000	1,300
October 25, 2013	5,000	500,000	3,193
November 8, 2013	4,000	400,000	2,435
December 4, 2013	5,000	500,000	2,697
January 7, 2014	10,000	1,000,000	5,340
January 24, 2014	5,000	500,000	2,710
January 27, 2014	6,000	600,000	3,186